Stock Option Plans (Tables)	12 Months Ended
Sep. 30, 2012
Stock Options [Abstract]
Schedule of weighted average assumptions
The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2012	2011	2010
Annual dividend yield	2.34%	1.89%	1.20%
Expected volatility	31%	30%	26%
Risk-free interest rate	0.77%	2.00%	2.20%
Expected life	4.5 years	4.5 years	4.5 years

Summary of option activity

A summary of option activity under the Plans as of 2012, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2011	2,741,240	$19.97
Granted	3,000	17.07
Exercised	(28,389)	12.57
Forfeited	(415,745)	16.92
Outstanding at September 30, 2012	2,300,106	$20.60	4	$1,269
Exercisable at September 30, 2012	1,685,834	$21.69	3	$602

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2012	2011	2010
	(Dollars in thousands)
Compensation cost for stock options	$848	$1,087	$1,213
Weighted avg. grant date FV	3.53	3.89	4.43
Total intrinsic value of options exercised	125	259	975
Grant date FV of options exercised	54	312	482
Cash received from option exercises	—	1,630	1,760
Tax benefit realized for option exercises	—	37	227

Summary of nonvested activity
A summary of the status of the Company's nonvested options as of 2012, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2011	1,008,858	$3.02
Granted	3,000	3.53
Vested	(310,591)	2.59
Forfeited	(86,995)	3.28
Outstanding at September 30, 2012	614,272	$3.20